RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Recognized Revenue and Cost of Net Sales for Sales of Telecommunications Equipment and Services to Affiliates of Softbank
	Years Ended December 31,
	2013	2012

	(in thousands)
Net sales	$90,302	$92,011
Cost of net sales	59,052	51,448
Gross profit	$31,250	$40,563